JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

June 16, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:

JPMorgan Trust I ("Trust")

File Nos. 811-21295 and 333-103022

on behalf of the JPMorgan Current Yield Money Market Fund (the "Fund")

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended ("1940 Act"), is Post-Effective Amendment No. 113 (Amendment No. 114 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A ("Amendment"). This filing is being made for the purpose of registering the Fund as a new series of the Trust. The Fund will offer Capital Shares and Institutional Class Shares. Included in the filing are the prospectuses and statement of additional information with regard to the Fund.

The Fund seeks to provide current income and will operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act. This filing hereby supersedes the post-effective amendment made pursuant to Rule 485(a) with respect to the Fund on June 14, 2010.

If you have any questions or comments, please call me at (614)-248-7598.

Very truly yours,

/S/ ELIZABETH A. DAVIN

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Elizabeth A. Davin

Assistant Secretary